Subsequent Events (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	12 Months Ended
	Mar. 15, 2018	Jun. 30, 2018	Dec. 31, 2017	Mar. 12, 2018
Number of shares options granted		4,271,128
Option exercise price		$ 11.10
M&T Facility [Member]
Line of credit maximum borrowing capacity	$ 200,000
M&T Floor Plan Line of Credit [Member]
Line of credit maximum borrowing capacity	175,000
Maximum draw down for rental units	$ 4,500
Line of credit rate description	The Base Rate is defined in the agreement as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%.
Line of credit commitments percentage	0.15%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.00%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	2.30%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.00%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	1.30%
M&T Term Loan [Member]
Term loan	$ 20,000
Line of credit maturity date	Mar. 15, 2021
Principal balloon payment	$ 11,300
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Term Loan [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Term Loan [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
M&T Revolver [Member]
Line of credit maximum borrowing capacity	$ 5,000
M&T Revolver [Member] | Minimum [Member]
Line of credit commitments percentage	0.25%
M&T Revolver [Member] | Maximum [Member]
Line of credit commitments percentage	0.50%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Revolver [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Revolver [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
Lazydays' RV Center Inc [Member]
Number of shares options granted			283,333
Option contractual life			0 years
Option vested year			3 years 1 month 6 days
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 15, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member]
Percentage of option issuable upon breach of minimum stock price			13.00%
Fair value of contractual stock price			$ 8.75
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 15, 2018 [Member] | Maximum [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member]
Percentage of trigger rise options available during period			18.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 16, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Employees [Member]
Number of shares options granted			3,573,113
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 16, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Chief Executive Officer [Member]
Number of shares options granted			1,458,414
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 16, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Chief Financial Officer [Member]
Number of shares options granted			583,366
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 16, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member]
Option exercise price			$ 11.10
Option contractual life			5 years
Option vested description			The options shall vest as follows and shall be exercisable only to the extent that it has vested: 30% of the option shall vest once the volume weighted average price (“VWAP”), as defined in the options agreement, is equal to or greater than $13.125 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the options shall vest once the VWAP is equal to or greater than $17.50 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the Option shall vest once the VWAP is equal to or greater than $21.875 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; and an additional 10% of the Option shall vest once the VWAP is equal to or greater than $35 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; provided that the option-holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting.
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | March 16, 2018 [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member] | Non-employee Directors [Member]
Number of shares options granted			99,526
Option exercise price			$ 11.10
Option contractual life			5 years
Option vested year			3 years
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Facility [Member] | March 15, 2018 [Member]
Line of credit maximum borrowing capacity			$ 200,000
Line of credit maturity date			Mar. 15, 2021
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Floor Plan Line of Credit [Member] | March 15, 2018 [Member]
Line of credit maximum borrowing capacity			$ 175,000
Maximum amount of finance used inventory			45,000
Maximum draw down for rental units			$ 4,500
Line of credit rate description			The Base Rate is defined in the agreement as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%.
Line of credit commitments percentage			0.15%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Floor Plan Line of Credit [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio			2.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Floor Plan Line of Credit [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio			2.30%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Floor Plan Line of Credit [Member] | March 15, 2018 [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio			1.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Floor Plan Line of Credit [Member] | March 15, 2018 [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio			1.30%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Term Loan [Member] | March 15, 2018 [Member]
Term loan			$ 20,000
Monthly principal installments			242
Principal balloon payment			$ 11,300
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Term Loan [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio			2.25%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Term Loan [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio			3.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Term Loan [Member] | March 15, 2018 [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio			1.25%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Term Loan [Member] | March 15, 2018 [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio			2.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member]
Line of credit maximum borrowing capacity			$ 5,000
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | Minimum [Member]
Line of credit commitments percentage			0.25%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | Maximum [Member]
Line of credit commitments percentage			0.50%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio			2.25%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio			3.00%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio			1.25%
Subsequent Event [Member] | Lazydays' RV Center Inc [Member] | M&T Revolver [Member] | March 15, 2018 [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio			2.00%